NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST	NONCONTROLLING INTEREST
Total noncontrolling interest consists of noncontrolling interests attributable to B2M LP, NRLP and CLLP. The following tables show the movements in total noncontrolling interest during the years ended December 31, 2025 and 2024:

Year ended December 31, 2025 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	19	65	84
Contributions from sale of noncontrolling interest	—	16	16
Net income attributable to noncontrolling interest	2	8	10
Distributions to noncontrolling interest	(2)	(10)	(12)
Noncontrolling interest - ending	19	79	98

Year ended December 31, 2024 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	65	85
Net income attributable to noncontrolling interest	2	7	9
Distributions to noncontrolling interest	(3)	(7)	(10)
Noncontrolling interest - ending	19	65	84
B2M LP
On December 17, 2014, the Saugeen Ojibway Nation (SON) acquired a 34.2% equity interest in B2M LP for consideration of $72 million, representing the fair value of the equity interest acquired. The SON’s investment in B2M LP consists of $50 million of Class A units and $22 million of Class B units.
The Class B units have a mandatory put option which requires that upon the occurrence of an enforcement event (i.e., an event of default such as a debt default by the SON or insolvency event), Hydro One purchases the Class B units of B2M LP for net book value on the redemption date. The noncontrolling interest relating to the Class B units is classified on the consolidated balance sheet as temporary equity because the redemption feature is outside the control of the Company. The balance of the noncontrolling interest is classified within equity.
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2025 and 2024:

Year ended December 31, 2025 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	19	44	63
Net income attributable to noncontrolling interest	2	5	7
Distributions to noncontrolling interest	(2)	(7)	(9)
Noncontrolling interest - ending	19	42	61

Year ended December 31, 2024 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	44	64
Net income attributable to noncontrolling interest	2	5	7
Distributions to noncontrolling interest	(3)	(5)	(8)
Noncontrolling interest - ending	19	44	63
NRLP
On September 18, 2019, Hydro One Networks sold to the Six Nations of the Grand River Development Corporation and, through a trust, to the Mississaugas of the Credit First Nation a 25.0% and 0.1% equity interest in NRLP partnership units, respectively, for total consideration of $12 million, representing the fair value of the equity interest acquired. On January 31, 2020, the Mississaugas of the Credit First Nation purchased an additional 19.9% equity interest in NRLP partnership units from Hydro One Networks for total cash consideration of $9 million. Following this transaction, Hydro One’s interest in the equity portion of NRLP partnership units was reduced to 55%, with the Six Nations of the Grand River Development Corporation and the Mississaugas of the Credit First Nation owning 25% and 20%, respectively, of the equity interest in NRLP partnership units. The First Nations Partners' noncontrolling interest in NRLP is classified within equity.
The following table shows the movements in NRLP noncontrolling interest during the years ended December 31, 2025 and 2024:

Year ended December 31 (millions of dollars)	2025	2024
Noncontrolling interest - beginning	21	21
Net income attributable to noncontrolling interest	2	2
Distributions to noncontrolling interest	(3)	(2)
Noncontrolling interest - ending	20	21
CLLP
On December 17, 2024, transmission assets totalling $203 million were transferred from Hydro One Networks to CLLP. Effective June 1, 2025, Hydro One Networks sold 10% equity interest to Deshkan Ziibiing Chippewas of the Thames First Nation for cash consideration of $8 million. Effective July 1, 2025, Hydro One Networks sold an additional 10% equity interest to Southwest Indigenous Transmission Limited Partnership, owned by the Caldwell First Nation, for cash consideration of $8 million. The total consideration of $16 million represents the fair value of the equity interest acquired. Following these transactions, Hydro One’s interest in the equity portion of CLLP partnership units was reduced to 80%. The First Nations Partners' noncontrolling interest in CLLP is classified within equity.
The following table shows the movements in CLLP noncontrolling interest during the years ended December 31, 2025 and 2024:

Year ended December 31 (millions of dollars)	2025	2024
Noncontrolling interest - beginning	—	—
Contributions from sale of noncontrolling interest	16	—
Net income attributable to noncontrolling interest	1	—
Noncontrolling interest - ending	17	—